Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Western Asset Short Duration Income ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration Income ETF
Class Name	Western Asset Short Duration Income ETF
Trading Symbol	WINC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Short Duration Income ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
Additional Information Phone Number	1-877-721-1926 or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Western Asset Short Duration Income ETF	$15	0.29%
[1]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 12,166,015
Holdings Count | $ / shares	153	[2]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$12,166,015
Total Number of Portfolio Holdings*	153
Portfolio Turnover Rate	33%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Western Asset Total Return ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return ETF
Class Name	Western Asset Total Return ETF
Trading Symbol	WBND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Total Return ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
Additional Information Phone Number	1-877-721-1926 or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset Total Return ETF[1]	$25	0.50%
[3],[4],[5]
Expenses Paid, Amount	$ 25	[3]
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 24,937,826
Holdings Count | $ / shares	428	[6]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$24,937,826
Total Number of Portfolio Holdings*	428
Portfolio Turnover Rate	59%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.45%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.